SHARE CAPITAL AND SHARE PREMIUM (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

	June 30, 2025	December 31, 2024
	US$’000	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
369,141,409 and (2024: 367,298,315) ordinary shares of $0.0001 each	37	37

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2024 and January 1, 2025	367,298,315	37	2,695,976	2,696,013
Exercise of share options	528,748	—	2,777	2,777
Reclassification of vesting of restricted share units	1,314,346	—	35,641	35,641
At June 30, 2025	369,141,409	37	2,734,394	2,734,431